Commitments and contingencies - Additional Information (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
MDACC Research Agreement
Commitments and Contingencies [Line Items]
Percentage of additional overhead charge on fixed direct expenses			25.00%
Final cash payment obligations			$ 1,200,000
License Agreement | Kayla Therapeutics S.A.S
Commitments and Contingencies [Line Items]
Nonrefundable payment in cash	$ 15,000,000	$ 15,000,000	15,000,000
Nonrefundable payment in shares of common stock value			$ 5.3
Nonrefundable payment in shares of common stock		177,318
Nonrefundable cash payment accrued	$ 15,000,000	$ 15,000,000